Merger Agreement and Pre-Merger Financing (Details)		6 Months Ended
	Jun. 29, 2020 USD ($) item	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents		$ 9,208,951	$ 9,219,547	$ 7,310,049	$ 8,744,301	$ 8,899,154
Adjustment to Exchange Ratio Formula	$ 100,000
Cash Requirement	0
Termination Fee	$ 750,000
Contingent Value Rights, License, Term		15 years
Contingent Value Rights, Percentage	90.00%
Contingent Value Rights, IP, Percentage	75.00%
Contingent Value Rights, IP, Term		10 years
Pre-Merger Financing	$ 21,150,000
Pre-Merger Valuation	$ 120,000,000
Pre-Merger Financing Ownership Of Combined Company	15.00%
Average Of Five Lowest Volume-Weighted Average Trading Prices	85.00%
Cash At Closing	$ 0
Post-Merger [Member]
Business Acquisition [Line Items]
Number Of Board Members | item	7
Rexahn [Member]
Business Acquisition [Line Items]
Share Ownership Percentage	14.30%
Number Of Board Members | item	1
Ocuphire [Member]
Business Acquisition [Line Items]
Share Ownership Percentage	85.70%
Number Of Board Members | item	6
0 Cash Balance [Member] | Rexahn [Member]
Business Acquisition [Line Items]
Share Ownership Percentage	11.20%
0 Cash Balance [Member] | Ocuphire [Member]
Business Acquisition [Line Items]
Share Ownership Percentage	88.80%
Minimum [Member] | Current Shareholders [Member]
Business Acquisition [Line Items]
Share Ownership Percentage	9.10%
Minimum [Member] | Post-Merger [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	$ 3,200,000
Estimated Cash Delivery Upon Closing	0
Maximum [Member] | Post-Merger [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	6,000,000
Estimated Cash Delivery Upon Closing	$ 500,000